INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current
Other financial assets-Current	$ 1,515,145	$ 2,040,038
Non-current assets
Other financial assets - Non-current	49	58
Mutual funds
Current
Other financial assets-Current		144,606
Trusts
Current
Other financial assets-Current	1,203,762	895,660
Shares Of Moolec Science S.a.
Current
Other financial assets-Current	38,278	976,425
Other investments
Current
Other financial assets-Current	273,105	23,347
Non-current assets
Other financial assets - Non-current	$ 49	$ 58